Vanguard® Alternative Strategies Fund
Consolidated Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (29.0%)
Communication Services (1.8%)
	TEGNA Inc.	35,000	733
*	Hemisphere Media Group Inc. Class A	36,058	280
[1]	Electronic Arts Inc.	906	119
*	Liberty Media Corp.-Liberty Formula One Class C	1,757	119
	Sirius XM Holdings Inc.	17,354	116
*,1	Madison Square Garden Sports Corp.	668	103
*,1	Alphabet Inc. Class A	860	100
[1]	Verizon Communications Inc.	2,155	100
[1]	Comcast Corp. Class A	2,631	99
[1]	AT&T Inc.	4,660	87
*,1	Liberty Broadband Corp. Class C	777	85
*,1	Charter Communications Inc. Class A	183	79
*,1	T-Mobile US Inc.	507	72
			2,092
Consumer Discretionary (1.8%)
[1]	Genuine Parts Co.	867	133
[1]	Service Corp. International	1,656	123
	Advance Auto Parts Inc.	615	119
[1]	McDonald's Corp.	452	119
[1]	Starbucks Corp.	1,402	119
[1]	Dollar General Corp.	476	118
*,1	O'Reilly Automotive Inc.	166	117
	Leggett & Platt Inc.	2,865	114
[1]	Yum! Brands Inc.	929	114
*,1	AutoZone Inc.	52	111
	Darden Restaurants Inc.	875	109
[1]	Gentex Corp.	3,825	108
	Lowe's Cos. Inc.	560	107
[1]	Wendy's Co.	5,108	107
[1]	Home Depot Inc.	326	98
[1]	Tractor Supply Co.	506	97
[1]	Columbia Sportswear Co.	1,200	89
[1]	Garmin Ltd.	855	83
[1]	VF Corp.	1,750	78
			2,063
Consumer Staples (2.0%)
[1]	Brown-Forman Corp. Class B	1,740	129
[1]	Flowers Foods Inc.	4,495	128
	Hershey Co.	530	121
[1]	Mondelez International Inc. Class A	1,883	121
[1]	PepsiCo Inc.	683	120
	Casey's General Stores Inc.	575	117

		Shares	Market Value ($000)
	General Mills Inc.	1,569	117
	Keurig Dr Pepper Inc.	2,978	115
[1]	Coca-Cola Co.	1,762	113
[1]	J M Smucker Co.	856	113
[1]	McCormick & Co. Inc.	1,269	111
[1]	Colgate-Palmolive Co.	1,400	110
	Kellogg Co.	1,491	110
[1]	Kimberly-Clark Corp.	823	109
	Reynolds Consumer Products Inc.	3,730	108
[1]	Archer-Daniels-Midland Co.	1,268	105
[1]	Procter & Gamble Co.	726	101
[1]	Altria Group Inc.	2,162	95
[1]	Philip Morris International Inc.	982	95
[1]	Church & Dwight Co. Inc.	1,072	94
			2,232
Energy (0.5%)
[1]	Chevron Corp.	676	111
[1]	Kinder Morgan Inc.	6,191	111
[1]	Williams Cos. Inc.	3,226	110
[1]	Cheniere Energy Inc.	641	96
	Blueknight Energy Partners LP	19,012	88
			516
Financials (2.2%)
	First Horizon Corp.	13,918	311
[1]	White Mountains Insurance Group Ltd.	100	124
	Starwood Property Trust Inc.	5,092	120
*,1	Berkshire Hathaway Inc. Class B	390	117
[1]	Arthur J Gallagher & Co.	654	117
	Cboe Global Markets Inc.	940	116
	Nasdaq Inc.	628	114
[1]	Marsh & McLennan Cos. Inc.	672	110
	Assurant Inc.	615	108
[1]	Annaly Capital Management Inc.	15,312	105
[1]	W R Berkley Corp.	1,675	105
[1]	CNA Financial Corp.	2,472	105
[1]	Hanover Insurance Group Inc.	764	104
	Aflac Inc.	1,802	103
	Moody's Corp.	327	102
	Travelers Cos. Inc.	635	101
[1]	TFS Financial Corp.	6,660	98
[1]	AGNC Investment Corp.	7,713	97
[1]	Allstate Corp.	818	96
[1]	Intercontinental Exchange Inc.	836	85
	Chubb Ltd.	349	66
*	Markel Corp.	25	32
			2,436
Health Care (4.0%)
*	Meridian Bioscience Inc.	28,000	886
*	Turning Point Therapeutics Inc.	4,991	374
[1]	Thermo Fisher Scientific Inc.	200	120
[1]	UnitedHealth Group Inc.	216	117
	Laboratory Corp. of America Holdings	444	116
[1]	Merck & Co. Inc.	1,303	116
[1]	Danaher Corp.	395	115
	McKesson Corp.	338	115
	Cigna Corp.	412	113
	Premier Inc. Class A	2,925	113

		Shares	Market Value ($000)
*,1	QIAGEN NV	2,272	113
[1]	Amgen Inc.	447	111
[1]	Bristol-Myers Squibb Co.	1,500	111
[1]	Medtronic plc	1,185	110
[1]	Johnson & Johnson	623	109
[1]	Quest Diagnostics Inc.	798	109
*	Integra LifeSciences Holdings Corp.	1,969	108
[1]	Becton Dickinson and Co.	436	107
[1]	STERIS plc	471	106
[1]	Agilent Technologies Inc.	785	105
[1]	AmerisourceBergen Corp. Class A	720	105
	Gilead Sciences Inc.	1,735	104
*	Hologic Inc.	1,454	104
[1]	CVS Health Corp.	1,076	103
*,1	Henry Schein Inc.	1,310	103
	AbbVie Inc.	712	102
[1]	Abbott Laboratories	918	100
	Stryker Corp.	467	100
[1]	Baxter International Inc.	1,656	97
[1]	Zoetis Inc.	525	96
*	Enovis Corp.	1,613	96
[1]	Cooper Cos. Inc.	262	86
*,1	Mettler-Toledo International Inc.	56	76
*	Boston Scientific Corp.	407	17
			4,563
Industrials (3.5%)
*	Meritor Inc.	8,090	295
*	USA Truck Inc.	8,790	274
[1]	Carlisle Cos. Inc.	470	139
[1]	Hubbell Inc. Class B	599	131
[1]	Republic Services Inc. Class A	898	124
	Lincoln Electric Holdings Inc.	862	122
[1]	AMETEK Inc.	968	120
[1]	PACCAR Inc.	1,287	118
	3M Co.	822	118
[1]	Waste Management Inc.	715	118
	Otis Worldwide Corp.	1,505	118
[1]	Expeditors International of Washington Inc.	1,104	117
	MSC Industrial Direct Co. Inc. Class A	1,416	117
	Eaton Corp. plc	790	117
	Nordson Corp.	502	116
[1]	IDEX Corp.	549	115
[1]	Illinois Tool Works Inc.	544	113
	MDU Resources Group Inc.	3,941	113
[1]	General Dynamics Corp.	493	112
[1]	Ingersoll Rand Inc.	2,250	112
[1]	Honeywell International Inc.	578	111
	MSA Safety Inc.	867	111
[1]	Norfolk Southern Corp.	425	107
[1]	Cummins Inc.	481	106
[1]	Fastenal Co.	2,040	105
[1]	Allegion plc	992	105
[1]	Lockheed Martin Corp.	246	102
[1]	Verisk Analytics Inc. Class A	523	99
[1]	AMERCO	179	96
*	FTI Consulting Inc.	588	96
	Union Pacific Corp.	419	95
	Johnson Controls International plc	898	48

		Shares	Market Value ($000)
	Donaldson Co. Inc.	696	38
			3,928
Information Technology (7.3%)
*	NeoPhotonics Corp.	88,462	1,415
	Citrix Systems Inc.	11,500	1,166
*	Tufin Software Technologies Ltd.	80,000	990
*	Zendesk Inc.	5,000	377
*	Sailpoint Technologies Holdings Inc.	5,000	319
*	MoneyGram International Inc.	30,000	305
	Switch Inc. Class A	8,000	270
[1]	Amphenol Corp. Class A	1,652	127
	Genpact Ltd.	2,598	125
[1]	Automatic Data Processing Inc.	510	123
[1]	Jack Henry & Associates Inc.	590	123
[1]	Amdocs Ltd.	1,399	122
[1]	Broadridge Financial Solutions Inc.	754	121
*,1	Fiserv Inc.	1,141	121
[1]	Analog Devices Inc.	689	118
	National Instruments Corp.	3,098	118
[1]	Texas Instruments Inc.	656	117
[1]	Microsoft Corp.	414	116
[1]	Motorola Solutions Inc.	486	116
[1]	International Business Machines Corp.	856	112
*,1	Keysight Technologies Inc.	691	112
[1]	Apple Inc.	683	111
[1]	CDW Corp.	613	111
*,1	VeriSign Inc.	585	111
	Cisco Systems Inc.	2,429	110
[1]	Roper Technologies Inc.	252	110
[1]	Visa Inc. Class A	518	110
[1]	Western Union Co.	6,459	110
[1]	Accenture plc Class A	357	109
[1]	Dolby Laboratories Inc. Class A	1,398	108
	NetApp Inc.	1,521	108
[1]	Paychex Inc.	843	108
*	Teledyne Technologies Inc.	270	106
[1]	Broadcom Inc.	195	104
[1]	SS&C Technologies Holdings Inc.	1,710	101
	Cognizant Technology Solutions Corp. Class A	1,465	100
*,1	Akamai Technologies Inc.	1,004	97
[1]	Juniper Networks Inc.	3,344	94
			8,321
Materials (2.0%)
*	GCP Applied Technologies Inc.	16,000	504
	Amcor plc	9,649	125
[1]	RPM International Inc.	1,352	122
[1]	Sonoco Products Co.	1,862	118
[1]	Air Products and Chemicals Inc.	466	116
[1]	Avery Dennison Corp.	611	116
[1]	Ecolab Inc.	692	114
	Linde plc	370	112
	International Flavors & Fragrances Inc.	893	111
	Silgan Holdings Inc.	2,498	111
	AptarGroup Inc.	1,022	110
	International Paper Co.	2,536	108
	Sealed Air Corp.	1,760	108
	PPG Industries Inc.	817	106

		Shares	Market Value ($000)
[1]	Packaging Corp. of America	755	106
[1]	Sherwin-Williams Co.	432	105
	Ashland Global Holdings Inc.	1,022	103
			2,295
Real Estate (2.0%)
	WP Carey Inc.	1,436	128
	Gaming and Leisure Properties Inc.	2,418	126
[1]	Duke Realty Corp.	1,967	123
	National Retail Properties Inc.	2,474	118
	STORE Capital Corp.	3,966	115
[1]	AvalonBay Communities Inc.	526	112
[1]	Invitation Homes Inc.	2,826	110
	Realty Income Corp.	1,420	105
[1]	Mid-America Apartment Communities Inc.	558	104
[1]	American Homes 4 Rent Class A	2,726	103
[1]	Equity Residential	1,317	103
[1]	Life Storage Inc.	807	102
	Spirit Realty Capital Inc.	2,297	102
	Healthpeak Properties Inc.	3,686	102
[1]	Sun Communities Inc.	616	101
[1]	CubeSmart	2,172	100
[1]	Extra Space Storage Inc.	529	100
[1]	Camden Property Trust	697	98
[1]	UDR Inc.	1,979	96
[1]	Public Storage	291	95
	First Industrial Realty Trust Inc.	1,808	94
[1]	Equinix Inc.	75	53
	Essex Property Trust Inc.	60	17
	Apartment Income REIT Corp.	301	14
			2,321
Utilities (1.9%)
[1]	Southern Co.	1,607	124
[1]	Consolidated Edison Inc.	1,220	121
[1]	NextEra Energy Inc.	1,433	121
[1]	OGE Energy Corp.	2,886	119
[1]	Atmos Energy Corp.	954	116
	PPL Corp.	3,994	116
[1]	Ameren Corp.	1,237	115
[1]	CMS Energy Corp.	1,671	115
[1]	DTE Energy Co.	876	114
[1]	Avangrid Inc.	2,317	113
[1]	IDACORP Inc.	1,006	113
[1]	Duke Energy Corp.	1,020	112
[1]	Dominion Energy Inc.	1,352	111
[1]	Alliant Energy Corp.	1,811	110
[1]	American Electric Power Co. Inc.	1,118	110
[1]	Exelon Corp.	2,367	110
	Xcel Energy Inc.	1,503	110
	Public Service Enterprise Group Inc.	1,631	107
	Hawaiian Electric Industries Inc.	1,853	78
			2,135
Total Common Stocks—Long Positions (Cost $27,562)			32,902
Temporary Cash Investments (47.5%)
Money Market Fund (47.5%)
[2]	Vanguard Market Liquidity Fund, 1.903% (Cost $53,999)	540,164	53,995

		Shares	Market Value ($000)
Common Stocks Sold Short (-10.4%)
Communication Services (-0.6%)
*	Netflix Inc.	(608)	(137)
*	Pinterest Inc. Class A	(5,858)	(114)
*	DISH Network Corp. Class A	(5,933)	(103)
*	Playtika Holding Corp.	(8,035)	(98)
*	ZoomInfo Technologies Inc. Class A	(2,529)	(96)
*	Roku Inc.	(1,295)	(85)
	Paramount Global Inc. Class B	(3,183)	(75)
			(708)
Consumer Discretionary (-1.5%)
*	Victoria's Secret & Co.	(3,803)	(141)
*	Etsy Inc.	(1,349)	(140)
*	Capri Holdings Ltd.	(2,594)	(126)
*	Penn National Gaming Inc.	(3,497)	(121)
*	Under Armour Inc. Class A	(12,771)	(118)
*	DoorDash Inc. Class A	(1,658)	(116)
*	Carnival Corp.	(12,298)	(111)
*	Peloton Interactive Inc. Class A	(11,588)	(110)
*	DraftKings Inc. Class A	(7,647)	(105)
	Macy's Inc.	(5,807)	(103)
*	Wayfair Inc. Class A	(1,843)	(99)
	Nordstrom Inc.	(3,931)	(92)
*	Tesla Inc.	(99)	(88)
	Kohl's Corp.	(2,981)	(87)
*	Norwegian Cruise Line Holdings Ltd.	(5,354)	(65)
*	Royal Caribbean Cruises Ltd.	(1,007)	(39)
			(1,661)
Consumer Staples (-0.2%)
*	Freshpet Inc.	(2,050)	(110)
*	Coty Inc. Class A	(13,012)	(95)
			(205)
Energy (-0.9%)
*	Range Resources Corp.	(4,298)	(142)
*	Antero Resources Corp.	(3,471)	(138)
	EQT Corp.	(3,092)	(136)
	New Fortress Energy Inc. Class A	(2,698)	(132)
	Ovintiv Inc. (XNYS)	(2,407)	(123)
	Occidental Petroleum Corp.	(1,799)	(118)
	APA Corp.	(3,048)	(113)
	NOV Inc.	(6,057)	(113)
	Marathon Oil Corp.	(2,934)	(73)
			(1,088)
Financials (-0.1%)
	Signature Bank	(594)	(110)
Health Care (-1.6%)
*	Oak Street Health Inc.	(5,221)	(151)
*	Natera Inc.	(2,979)	(140)
*	agilon health Inc.	(5,444)	(136)
*	Guardant Health Inc.	(2,670)	(134)
*	Definitive Healthcare Corp. Class A	(5,175)	(134)
*	Sarepta Therapeutics Inc.	(1,393)	(129)
*	Moderna Inc.	(778)	(128)
*	Teladoc Health Inc.	(3,203)	(118)
*	QuidelOrtho Corp.	(1,152)	(118)
*	Signify Health Inc. Class A	(6,636)	(114)

		Shares	Market Value ($000)
*	Certara Inc.	(4,740)	(109)
*	Novocure Ltd.	(1,531)	(104)
*	Mirati Therapeutics Inc.	(1,585)	(102)
*	Maravai LifeSciences Holdings Inc. Class A	(3,744)	(98)
*	10X Genomics Inc. Class A	(2,190)	(88)
*	Novavax Inc.	(917)	(50)
			(1,853)
Industrials (-1.2%)
*	Sunrun Inc.	(4,855)	(159)
	Vertiv Holdings Co. Class A	(12,941)	(148)
*	Generac Holdings Inc.	(505)	(136)
*	Avis Budget Group Inc.	(723)	(132)
*	AZEK Co. Inc. Class A	(6,355)	(131)
	Spirit AeroSystems Holdings Inc. Class A	(3,631)	(119)
	Ingersoll Rand Inc.	(2,250)	(112)
*	Lyft Inc. Class A	(8,010)	(111)
*	Plug Power Inc.	(4,977)	(106)
*	United Airlines Holdings Inc.	(2,284)	(84)
*	American Airlines Group Inc.	(6,088)	(83)
			(1,321)
Information Technology (-3.6%)
*	Enphase Energy Inc.	(598)	(170)
*	MongoDB Inc. Class A	(461)	(144)
*	New Relic Inc.	(2,335)	(142)
*	ON Semiconductor Corp.	(2,114)	(141)
*	Wolfspeed Inc.	(1,677)	(140)
*	Block Inc. (XNYS)	(1,731)	(132)
*	Palantir Technologies Inc. Class A	(12,607)	(130)
*	Elastic NV	(1,572)	(126)
*	Crowdstrike Holdings Inc. Class A	(684)	(126)
*	EPAM Systems Inc.	(358)	(125)
*	Bill.com Holdings Inc.	(926)	(125)
*	Informatica Inc. Class A	(5,376)	(123)
*	Coupa Software Inc.	(1,863)	(122)
*	Cloudflare Inc. Class A	(2,432)	(122)
*	DocuSign Inc. Class A	(1,854)	(119)
*	Atlassian Corp. plc Class A	(568)	(119)
*	Okta Inc.	(1,177)	(116)
*	Snowflake Inc. Class A	(765)	(115)
*	Trade Desk Inc. Class A	(2,539)	(114)
*	Datadog Inc. Class A	(1,117)	(114)
*	Kyndryl Holdings Inc.	(10,877)	(114)
*	SentinelOne Inc. Class A	(4,560)	(113)
*	NCR Corp.	(3,419)	(111)
*	Zscaler Inc.	(712)	(110)
*	DoubleVerify Holdings Inc.	(4,810)	(110)
*	UiPath Inc. Class A	(5,848)	(107)
*	Jamf Holding Corp.	(4,295)	(105)
*	Smartsheet Inc. Class A Class A	(3,385)	(102)
*	Unity Software Inc.	(2,738)	(102)
*	RingCentral Inc. Class A	(2,036)	(101)
*	Wix.com Ltd.	(1,654)	(98)
*	Pure Storage Inc. Class A	(3,195)	(90)
*	nCino Inc.	(2,790)	(90)
*	Shift4 Payments Inc. Class A	(2,397)	(87)
*	ViaSat Inc.	(2,296)	(76)
			(4,081)

		Shares	Market Value ($000)
Materials (-0.4%)
	US Steel Corp.	(5,940)	(140)
*	Cleveland-Cliffs Inc.	(6,921)	(123)
	Alcoa Corp.	(1,543)	(79)
	Freeport-McMoRan Inc.	(2,438)	(77)
			(419)
Real Estate (-0.2%)
*	Zillow Group Inc. Class A	(2,156)	(75)
*	Opendoor Technologies Inc.	(15,135)	(74)
*	Zillow Group Inc. Class C	(1,190)	(42)
			(191)
Utilities (-0.1%)
	Constellation Energy Corp.	(1,858)	(123)
Total Common Stocks Sold Short (Proceeds $13,723)			(11,760)
Other Assets and Other Liabilities—Net (33.9%)			38,438
Net Assets (100%)			113,575
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $16,153,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	424	89,235	(329)
5-Year U.S. Treasury Note	September 2022	186	21,153	100
10-Year U.S. Treasury Note	September 2022	114	13,810	130
AEX Index	August 2022	32	4,746	385
CAC 40 Index	August 2022	72	4,745	350
Coffee[1]	September 2022	8	652	(17)
Corn[1]	September 2022	10	308	(48)
Cotton No. 2[1]	October 2022	33	1,702	(247)
FTSE 100 Index	September 2022	53	4,762	152
FTSE Taiwan Index	August 2022	89	4,619	36
Gasoline[1]	August 2022	12	1,569	42
IBEX 35 Index	August 2022	55	4,587	61
LME Aluminum[1]	August 2022	24	1,501	95
LME Nickel[1]	August 2022	10	1,415	195
LME Tin[1]	August 2022	4	504	12
LME Zinc[1]	September 2022	8	670	86
LME Zinc[1]	August 2022	7	593	(46)
LOW SU Gasoil[1]	September 2022	6	653	26
NY Harbor ULSD[1]	August 2022	6	894	3
S&P ASX 200 Index	September 2022	39	4,673	249
Soybean[1]	September 2022	23	1,710	141
Soybean Meal[1]	September 2022	38	1,681	125
Soybean Oil[1]	September 2022	27	1,077	155
Sugar #11[1]	September 2022	43	845	(54)
				1,602

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Cocoa[1]	September 2022	(67)	(1,556)	15
DAX 30 Index	September 2022	(13)	(4,475)	(237)
E-Mini S&P 500 Index	September 2022	(23)	(4,754)	(435)
KOSPI 200 Index	September 2022	(76)	(4,731)	281
Lean Hogs[1]	October 2022	(16)	(622)	(22)
Live Cattle[1]	August 2022	(10)	(893)	(40)
Live Cattle[1]	October 2022	(6)	(341)	(3)
LME Aluminum[1]	August 2022	(24)	(1,501)	44
LME Aluminum[1]	September 2022	(16)	(1,001)	(64)
LME Copper[1]	September 2022	(19)	(1,697)	199
LME Copper[1]	September 2022	(3)	(594)	(52)
LME Nickel[1]	September 2022	(13)	(1,841)	(253)
LME Nickel[1]	August 2022	(10)	(1,415)	133
LME Tin[1]	September 2022	(5)	(629)	(16)
LME Tin[1]	August 2022	(4)	(504)	151
LME Zinc[1]	August 2022	(7)	(593)	(77)
MSCI Singapore Index	August 2022	(219)	(4,660)	(55)
OMX Stockholm 30 Index	August 2022	(236)	(4,723)	(212)
Topix Index	September 2022	(32)	(4,649)	(204)
Wheat[1]	September 2022	(38)	(1,535)	377
Wheat[1]	September 2022	(22)	(962)	(9)
				(479)
				1,123
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	8/10/22	AUD	9,070	USD	6,141	197	—
Standard Chartered Bank	8/10/22	AUD	305	USD	207	6	—
Morgan Stanley Capital Services Inc.	8/10/22	BRL	12,332	USD	2,295	81	—
Standard Chartered Bank	8/10/22	BRL	1,154	USD	215	7	—
Standard Chartered Bank	8/10/22	CAD	8,229	USD	6,356	70	—
Royal Bank of Canada	8/10/22	CAD	87	USD	68	1	—
BNP Paribas	8/10/22	CLP	2,142,037	USD	2,279	94	—
Morgan Stanley Capital Services Inc.	8/10/22	CLP	273,949	USD	291	13	—
State Street Bank & Trust Co.	8/10/22	GBP	5,162	USD	6,203	85	—
Bank of America, N.A.	8/10/22	GBP	146	USD	176	2	—
BNP Paribas	8/10/22	HUF	978,757	USD	2,528	—	(60)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	8/10/22	MXN	51,301	USD	2,512	—	(1)
State Street Bank & Trust Co.	8/10/22	MXN	728	USD	36	—	—
Morgan Stanley Capital Services Inc.	8/10/22	TRY	43,057	USD	2,497	—	(122)
Standard Chartered Bank	8/10/22	USD	6,427	CHF	6,172	—	(62)
Standard Chartered Bank	8/10/22	USD	6,432	EUR	6,166	126	—
Morgan Stanley Capital Services Inc.	8/10/22	USD	2,464	ILS	8,666	—	(87)
State Street Bank & Trust Co.	8/10/22	USD	104	ILS	365	—	(4)
Standard Chartered Bank	8/10/22	USD	6,488	JPY	875,857	—	(84)
BNP Paribas	8/10/22	USD	2,476	KRW	3,219,691	—	(3)
Bank of America, N.A.	8/10/22	USD	99	KRW	128,621	—	—
Morgan Stanley Capital Services Inc.	8/10/22	USD	2,566	SGD	3,589	—	(31)
Standard Chartered Bank	8/10/22	USD	2,498	THB	89,054	77	—
Morgan Stanley Capital Services Inc.	8/10/22	USD	59	THB	2,119	2	—
BNP Paribas	8/10/22	USD	2,533	TWD	75,535	10	—
Bank of America, N.A.	8/10/22	USD	38	TWD	1,142	—	—
						771	(454)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $473,000 and cash of $10,000 in connection with open forward currency contracts.
A.  Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2022, the fund held $16,299,000 in the subsidiary, representing 14% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
E. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded consolidated as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,902	—	—	32,902
Temporary Cash Investments	53,995	—	—	53,995
Total	86,897	—	—	86,897
Liabilities
Common Stocks	11,760	—	—	11,760
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,543	—	—	3,543
Forward Currency Contracts	—	771	—	771
Total	3,543	771	—	4,314
Liabilities
Futures Contracts[1]	2,420	—	—	2,420
Forward Currency Contracts	—	454	—	454
Total	2,420	454	—	2,874
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments.